Loans, Borrowings, Leases obligations and other financial liabilities (Details) - Schedule of cash and non-cash movements of loans and borrowings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Loans And Borrowings [Member]
Loans, Borrowings, Leases obligations and other financial liabilities (Details) - Schedule of cash and non-cash movements of loans and borrowings [Line Items]
Beginning balance		$ 13,097	$ 9,617
Cash movements
Loans and borrowings repaid	[1]		(39)
Loans and borrowings received			2,316
Non-cash movements
Reclassification	[2]	(773)
Effective interest rate adjustment		536	258
Foreign exchange rate impact / other		(768)	941
Fair value changes through profit and loss			4
Ending balance		12,092	13,097
Other Financial Liabilities [Member]
Loans, Borrowings, Leases obligations and other financial liabilities (Details) - Schedule of cash and non-cash movements of loans and borrowings [Line Items]
Beginning balance		1,599	1,599
Non-cash movements
Reclassification	[2]	773
Effective interest rate adjustment		194	118
Foreign exchange rate impact / other		(59)
Fair value changes through profit and loss		(80)	(118)
Ending balance		$ 2,427	$ 1,599

[1]	The amount includes interest paid on loans and borrowings
[2]	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately